Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Number of Chartered-in Third-party Vessels	52
Operating Lease, Lease Income	$ 128,695
Sublease Income	14,430
Sales-type Lease, Residual Value of Leased Asset, Impairment	0
Prepaid Expenses and Other Current Assets [Member]
Capitalized Contract Cost, Net, Current	$ 5,634